John Hancock Financial Services U.S. Wealth Management Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com
March 25, 2009
Alison T. White
Senior Counsel
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549-4644

Re:	John Hancock Variable Annuity Account H Registration Statement on Form N-4 (File No. 333-70728) 485(a) Post-Effective Amendment No. 29	John Hancock Life Insurance Company (U.S.A.) Venture Variable Annuity Contracts
	John Hancock Variable Annuity Account A Registration Statement on Form N-4 (File No. 033-79112) 485(a) Post-Effective Amendment No. 37	John Hancock Life Insurance Company of New York Venture Variable Annuity Contracts
Dear Ms. White:
This letter is in response to the comments you gave to me over the telephone on March 9, 2009, regarding the Rule 485(a) Post-Effective Amendments to the above-referenced registration statements on Form N-4, filed on January 30 (Accession No. 0000950135-09-000558), and February 2 (Accession No. 0000950135-09-000580), 2009. Your comments are shown in italics. In our response, we use underlines to show additions and ~~strikethroughs~~ to show deletions to the text of the prospectuses.
Comment 1. Ratings
If you publish the ratings of John Hancock Life Insurance Company (U.S.A.)(“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”)(together, the “Companies”), please indicate supplementally the date of the ratings and whether you plan to update your published ratings if lowered.
RESPONSE: It has been our practice to publish the Companies’ ratings from several major rating agencies in the prospectus, but in view of the current volatility of such ratings we have decided to adopt a more flexible approach. We will continue to publish the ratings on the Companies’ websites, and possibly in advertisements and other sales materials, but at present we will not disclose the specific ratings in the prospectus. All published ratings will be current and will reflect any downgrades by the rating agencies.
We are replacing our ratings chart in the prospectus with the following:
Rating Agencies, Endorsements and Comparisons. We are ranked and rated by independent financial rating services, including Moody’s Investors Service, Inc., Standard & Poor’s Rating Services, Fitch Ratings Ltd. and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of John Hancock USA and John Hancock NY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Accounts or their Sub-Accounts, or the Trust or its Portfolios. The ratings are available on our website. We may from time to time publish the ratings in advertisements, sales literature, reports to Contract Owners, etc. In addition, we may include in certain promotional literature endorsements in the form of a list of organizations, individuals or other parties that recommend the Company or the Contracts.

Alison T. White, Esq.
SEC Office of Insurance Products
March 25, 2009

Comment 2. Class Identifiers
Your registration statement included four class identifiers under the John Hancock USA registration number (333-70728) but only one class identifier under the John Hancock NY registration number (033-79112). Please explain the difference.
RESPONSE: There are four versions of the John Hancock USA Venture Variable Annuity contract (“Venture USA”) filed in the Venture USA registration statement, which represent succeeding generations of the product, and which include versions that are no longer available for new sales. These are, from most recent to earliest:
•	C000007842 – Venture (sold from May 2006 to present)

•	C000007843 – Ven 7 (sold from August 1989 until April 1999)

•	C000007844 – Ven 3 (sold from November 1986 until October 1993)

•	C000007845 – Ven 1 (sold from June 1985 until June 1987)
The John Hancock NY Venture Variable Annuity contract (“Venture NY”) is of a more recent vintage, and we have not revised Venture NY in the same manner as we have Venture USA. It has only the single class – C000007850.
Comment 3. Effective Date
On the facing page of your registration statements, you failed to check a box for effectiveness. Please correct this.
RESPONSE: We have filed an additional post-effective amendment to each of the captioned registration statements under Rule 485(a) declaring an effective date of May 1, 2009. We have included below a request for accelerated review. We will hereafter file additional post-effective amendments under Rule 485(b) to update financial information, revise prospectus disclosure and refile Exhibits as outlined below.
Comment 4. Expense Example
Please confirm that the Expense Example reflects the maximum fee for the Income Plus for Life Rider. Be sure to allow time for the staff to review the updated numbers and values wherever final figures were not provided in the original filing.
RESPONSE: The Expense Examples reflect the maximum Income Plus for Life Rider (“IPFL”) fee. The calculations for this Example and all other figures that were not provided, or were provided in brackets, in our filing have been supplied in the post-effective amendments to the captioned registration statements under Rule 485(a).
Please note that those filings also include the following material changes, which we determined were necessary in view of current market conditions, and non-material changes to the prospectus:
•	A Contract Owner will no longer lose benefits under the Income Plus for Life 5.09 Series Riders when he or she changes ownership. Accordingly, we have made the following changes to the prospectus.
i. “Covered Person(s)” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders”:
Covered Person(s)
Please review the “Features” section of the Rider you are considering to determine if the Rider provides a lifetime income ~~guaranty~~ guarantee that can be based on a single life or a joint life.
Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may waive the requirement of Contract ownership and permit you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.

Alison T. White, Esq.
SEC Office of Insurance Products
March 25, 2009

EXAMPLE: We will permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.
The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider. ~~You may lose benefits under the Rider if you change ownership of your Contract.~~
ii. “Termination of Rider” under “Features of the Income Plus for Life 5.09 Series”:
Termination of Rider
You may not terminate an Income Plus for Life 5.09 Series Rider once it is in effect. However~~, the~~an Income Plus for Life 5.09 Series Rider will terminate automatically upon the earliest of:
•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus for Life 5.09) the death of the Covered Person;

•	(for Income Plus for Life – Joint Life 5.09) the death of the last Covered Person remaining under the Rider;

•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any exchange program that we may make available; or

~~•~~	~~an ownership change not made in accordance with our underwriting standards; or~~

•	termination of the Contract.
•	The entire amount of an Excess Withdrawal reduces an Income Plus for Life 5.09 Series Rider’s Benefit Base on a pro rata basis. Before this change, the amount that the Excess Withdrawal exceeded the Lifetime Income Amount reduced the Benefit Base on a pro rata basis, and the balance of the Withdrawal Amount reduced the Benefit Base on a dollar-for-dollar basis. Accordingly, the “Termination of Rider” subsection under “Features of the Income Plus for Life 5.09 Series” now reads:

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal ~~that resulted in an Excess Withdrawal~~.

•	Income Plus for Life (Quarterly Step-up Review) Series Riders, Income Plus for Life (Annual Step-up Review) Series Riders, and Principle Plus for Life Plus Automatic Step-up Rider (see Comment 7 below) are now closed to new sales.

•	There have been no other material changes to “VI. Optional Benefits.” Marked text therein simply reflects the correction of typos and a reordering of previously submitted text for clarification.

•	The non material changes discussed in the bullet above were correspondingly made to Appendix E: “Additional Information about Income Plus for Life 12.08 Series Riders.”

•	We have added new text following the ratings disclosure in the “General Information about Us, the Separate Accounts and the Portfolios” chapter that discusses the Companies’ use of performance information in advertisements.

•	We have added new text in the “Federal Tax Matters” chapter discussing the tax treatment of 1035 exchanges.

Alison T. White, Esq.
SEC Office of Insurance Products
March 25, 2009

•	Non-material edits have been made to Appendix C: “John Hancock USA Annuity Exchange Program” to reflect a supplementary filing that was made on March 2, 2009.
Comment 5. DCA Example
The DCA example on page 30 should give the deposit amount as $100,000, not $1000.
RESPONSE: The error has been corrected. The example now reads:
If the interest rate guaranteed for the DCA program is stated as an annual figure, you should be aware that the actual effective yield will be substantially lower than the stated rate, based on your DCA account balance diminishing through monthly transfers. For example, a deposit of $100,000 into a 12 month DCA account at a stated annual rate of 7% with transfers beginning immediately will yield $3,130.07 (or 3.13%) in interest rather than $7,000 (7%) at the end of the year. A deposit of $100,000 into a 6 month DCA account at a stated annual rate of 5% with transfers beginning immediately will yield $1,019.21 (or 1.02%) in interest rather than $5,000 (5%) at the end of the year.
Comment 6. Optional Benefits
Please consider reformatting the Optional Benefits section for greater clarity. One helpful measure would be to number the sections entitled “Guaranteed Minimum Withdrawal Benefit Riders” and “Death Benefit Rider.”
RESPONSE: Although we cannot number these sections without having to reformat the entire prospectus, we have added a heading at the beginning of the Optional Benefits section entitled “Overview,” with reformatted headings – “Guaranteed Minimum Withdrawal Benefit Riders” and “Death Benefit Rider” – as the only two subsections. We hope this clarifies somewhat the organization of this section. The new Overview section, reflecting other changes mentioned in the Response to Comment 4 above, now reads:
Overview
Guaranteed Minimum Withdrawal Benefit Riders
If available in your state and through your registered representative’s authorized distributor, you may select one of the following “guaranteed minimum withdrawal benefit” (“GMWB”) Riders:
•	Income Plus for Life 5.09*; or

~~•~~	Income Plus for Life – Joint Life 5.09.*~~; or~~

~~•~~	~~Principal Plus for Life Plus Automatic Step-up.~~
* If your application was received in good order prior to May 1, 2009, and it specified ~~Income Plus for Life 5.09 and Income Plus for Life – Joint Life 5.09 are not available in all states or through all authorized distributors of the Contracts. If these Riders are not available in your state or through your registered representative’s authorized distributor, your registered representative may recommend an earlier version of our Income Plus for Life Riders:~~ Income Plus for Life 12.08~~,~~ or Income Plus for Life – Joint Life 12.08 (prior versions of our GMWB Riders), then we may issue your Contract with these Riders instead of Income Plus for Life 5.09 or Income Plus for Life – Joint Life 5.09 after May 1. ~~Income Plus for Life (Quarterly Step-up Review), Income Plus for Life – Joint Life (Quarterly Step-up Review), Income Plus for Life (Annual Step-up Review) or Income Plus for Life – Joint Life (Annual Step-up Review).~~ Please see Appendix E: “Additional Information about Income Plus for Life 12.08 Series ~~Guaranteed Minimum Withdrawal Benefit~~ Riders” for details about tho~~e~~se Riders.
We use the term “Income Plus for Life Series Riders” in the Prospectus to refer to all ~~eight~~ Income Plus for Life Riders — i.e., Income Plus for Life 5.09, Income Plus for Life – Joint Life 5.09, Income Plus for Life 12.08~~,~~ and Income Plus for Life – Joint Life 12.08~~, Income Plus for Life (Quarterly Step-up Review), Income Plus for Life – Joint Life (Quarterly Step-up Review), Income Plus for Life (Annual Step-up Review) and Income Plus for Life – Joint Life (Annual Step-up Review)~~.

Alison T. White, Esq.
SEC Office of Insurance Products
March 25, 2009

Death Benefit Rider
You also may select an Annual Step Death Benefit Rider.
We provide additional information about these optional benefit Riders in the following sections.
Comment 7. Principal Plus for Life Plus Automatic Step-up Rider
Please disclose why purchasers would consider buying an Income Plus for Life Rider instead of a Principal Plus for Life Plus Automatic Step-up Rider.
RESPONSE: Effective May 1, 2009, we are discontinuing new sales of, or exchanges into, the Principal Plus for Life Plus Automatic Step-up Rider.
Comment 8. Glossary of Special Terms and “Definitions”
Please consider removing the “Definitions” subsections in the Optional Benefits section. The Glossary at the beginning of the book is sufficient and the additional, repeated entries are confusing.
RESPONSE: We have made this revision.

Comment 9.	Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders
Please explain the following statement [in bold below – full text provided for context]:
Overview. Each of our guaranteed minimum withdrawal benefit Riders provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders will permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the specific Rider you elect. We may determine the amount of the initial guarantee after we issue your Contract, depending on the age of the Covered Person when we issue the Contract and the type of guaranteed minimum withdrawal benefit you purchase. We may increase the guarantee:
•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits that vary by Rider;

•	as a result of a Step-up of the guarantee to reflect your then current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment up to specified limits.
Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period.
RESPONSE: Credits are applied under each of our guaranteed minimum withdrawal benefit Riders, based upon the conditions set forth in that Rider. For example, with Income Plus for Life 5.09, we currently offer an Annual Credit Rate of 5%. The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We extend the Credit Period each time a Step-up occurs to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.
Credit Rates and Credit Periods vary by Rider, and the Credit Rate and Credit Periods we offer for each Rider are subject to change. The text following the Overview section quoted above explains this in more detail.

Alison T. White, Esq.
SEC Office of Insurance Products
March 25, 2009

Comment 10. Impact of Death Benefits section
In the second sentence of this section, you say:
In cases where the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.
Please explain when and how the Beneficiary does not take the death benefit and when the Rider continues.
RESPONSE: The Beneficiary may elect, on a form we provide, to forego taking the Death Benefit in a lump sum and instead to continue the Contract. In a chart in the “Impact of Death Benefits” subsection of the “Features of the Income Plus for Life 5.09 Series” section, we describe the conditions under which the Rider continues upon death and the Beneficiary’s options upon continuation of the Rider. The same discussion occurs regarding Income Plus for Life 12.08 in the corresponding sections of Appendix E.
Comment 11. Income Plus for Life Withdrawals, Distributions and Settlements
In the “Impact of Death Benefits” subsection of the “General Information about Guaranteed Minimum Withdrawal Benefit Riders” section, and in the “Withdrawals, Distributions and Settlements” subsections of “Features of the Income Plus for Life 5.09 Series” and Appendix E: “Additional Information about Income Plus for Life 12.08 Series Riders” sections, you say:
We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”).
This cross-reference is not helpful. Please expand the disclosure here with an example to show how it works.
RESPONSE: The cross-reference has been removed from these statements and the following text inserted:
We reduce [your Contract Value and] your death benefit each time you take a withdrawal.
EXAMPLE: If you take a withdrawal of $8,000 when your Account Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, we will reduce your Guaranteed Minimum Death Benefit on a pro-rata basis. That means we will reduce the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000) to $90,000 ($100,000 – 10% x $100,000).
Comment 12. Impact of Death Benefits, Income Plus for Life – Joint Life
Please define “First Covered Person” and “Last Covered Person.”
RESPONSE: The terms “First Covered Person” and “Last Covered Person” do not occur as capitalized terms in the prospectus except in the section titles “Death of First Covered Person” and “Death of Last Covered Person.” We are reluctant to change the capitalization in this case because it conforms to our formatting rules. We only refer to the “first Covered Person to die” and the “last Covered Person to die” in the text.

Alison T. White, Esq.
SEC Office of Insurance Products
March 25, 2009

Comment 13. Features of Principal Plus for Life Plus Automatic Step-up
Please consider adding disclosure with bullet points describing the differences between the Guaranteed Withdrawal Amount (“GWA”) in the PPFL Plus Automatic Annual Step-up Rider and the Lifetime Income Amount (“LIA”) in the IPFL Series Riders. The bullets should include:
•	the purpose of each

•	the starting date of each

•	the calculation of each

•	the effect of excess withdrawals on each

•	the difference between the Guaranteed Withdrawal Balance and the Benefit Base for the GWA and LIA, respectively

•	the termination of each and the “relation to each other”
RESPONSE: As stated in response to Comment 7, we will no longer offer the Principal Plus for Life Plus Automatic Step-up Rider for sale or exchange after May 1, 2009. However, this disclosure will be added to the prospectus for Contracts sold prior to May 1, 2009.
Comment 14. Agreements filed under Part C, Item 24
In Part C, Item 24, you have incorporated by reference to “forms of” agreements previously filed. Please file the actual agreement required by Form N-4.
RESPONSE: The post-effective amendment to these variable contract registration statements under Rule 485(b) that we will file on or before May 1, 2009 will contain, or cross-reference to another filing that contains, the actual agreements required by Form N-4.
Comment 15. Relying on Rule 12h-7 under the Securities Exchange Act of 1934
If you intend to rely on Rule 12h-7 under the Securities Exchange Act of 1934 (Indexed Annuities and Certain Other Insurance Contracts, Rel. Nos. 33-8996, 34-59221 (Jan. 8, 2009), File No. S7-14-08), please add a statement to that effect to the prospectus.
RESPONSE: We will revise the prospectus to add a statement of reliance upon Rule 12h-7 to the extent necessary or appropriate. We will make this revision in connection with our filing of post-effective amendments to the captioned variable contract registration statements under Rule 485(b) on or before May 1, 2009.
Comment 16. Tandy Representations
RESPONSE: The Registrants hereby acknowledge that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrants from their full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrants may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Alison T. White, Esq.
SEC Office of Insurance Products
March 25, 2009

Request for Acceleration
On behalf of the Registrants and John Hancock Distributors LLC, their Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the above-referenced registration statements to the earliest possible time on May 1, 2009. I intend to make such request orally within one business day of your receipt of this letter. As required by Rule 461(a) of the Act, the Registrants and Principal Underwriter certify that they are aware of their obligations under the Act.
Please do not hesitate to contact me on any matters regarding John Hancock’s variable annuity filings at (617) 663-3192 or, in my absence, please contact Arnold R. Bergman, Esq. at (617) 663-2184.

Very truly yours,
/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel — Annuities